SHAREHOLDER'S EQUITY - Company initiated a private placement (Details)		1 Months Ended
	Dec. 01, 2020 USD ($) $ / shares shares	Jun. 30, 2020 shares	Jun. 09, 2021 $ / shares shares	Dec. 31, 2020 shares	Nov. 22, 2019 $ / shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of units issued during period	16,357,703
Price per unit | $ / shares	$ 0.64
Number of common share per unit	1
Number of warrant per unit	1
Common share purchase warrants per unit	1		1
Warrant exercise price | $ / shares	$ 0.78		$ 7.55		$ 1.90
Warrants term	5 years		48 months
Share issuance, net (in shares)	16,357,703	156,032
Number of warrants issued	16,357,703
December Financing
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Proceeds from issuance of units | $	$ 9,500,000
Number of warrants issued				16,357,703
Number independent members of the Board of Directors participated in the financing	2
Number Of Members Of Company's Management Participated In Financing | $	476,453